Convertible Promissory Notes	12 Months Ended
Dec. 31, 2020
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible Promissory Notes
11. Convertible Notes
During the years ended December 31, 2020 and 2019, the Company issued various convertible notes to investors. The details of the convertible notes issued are set forth below and the Company refers to the collective group of all such note instruments as the “Convertible Notes”.
2019 Convertible Notes and Warrants Issuance and Equity Exchange
During June, July and November of 2019, the Company entered into an agreement to issue and sell convertible promissory notes (the “2019 Convertible Notes”) to various investors receiving aggregate gross proceeds of $65.5 million, of which $54.5 million was issued and sold to related parties as a result of affiliations with certain members of the Company’s board of directors (the “Board of Directors” or, the “Board”) or significant ownership of the Company’s outstanding capital stock. Each of the 2019 Convertible Notes was issued at par with interest at 8% per annum with a maturity date of June 2020. At the election of a majority of the note holders, the maturity date of the 2019 Convertible Notes can be extended by six months up to four separate times. The Company incurred $2.3 million of debt issuance costs associated with the 2019 Convertible Notes offering, which was included within the convertible promissory notes balance on the consolidated balance sheet and amortized to interest expense over the expected life of the related notes, which approximated one year.
At the time of the 2019 Convertible Notes offering, certain note holders that bought a minimum threshold of 2019 Convertible Notes were also issued warrants giving them rights to acquire shares of the next series of preferred stock of the Company (“Financing Stock”) at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “2019 Preferred Stock Warrants”). The 2019 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2026). A total of 23,177,068 2019 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $4.0 million.
Concurrent with the issuance of certain of the 2019 Convertible Notes and 2019 Preferred Stock Warrants (discussed in Note 12), the Company entered into an equity exchange transaction with certain note holders that were existing stockholders. Under this transaction, preferred stockholders exchanged their existing junior preferred stock, and in certain cases common stock, for senior Series D’ preferred stock. The transaction was accounted for as an extinguishment and as the preferred equity exchange, 2019 Convertible Notes issuance and 2019 Preferred Stock Warrants issuance all occurred in connection with one another, the Company recorded each unit of account in the transaction at their respective fair values. In relation to the 2019 transactions, the difference between the fair value of 2019 Convertible Notes of $36.5 million, 2019 Preferred Stock Warrants of $4.0 million, and senior Series D’ preferred stock of $71.4 million which were issued to the note holders and the cash paid of $35.6 million and carrying value of preferred and common equity of $87.3 million surrendered by the note holders in the amount of $11.0 million, was credited to accumulated deficit.
January 2020 Convertible Notes and Warrants Issuance and Equity Exchange
In January 2020, the Company issued and sold convertible promissory notes (“the “January 2020 Convertible Notes”) to various investors under the same terms as the 2019 Convertible Notes and received aggregate gross proceeds of $14.3 million, of which $13.7 million was issued and sold to related parties as a result of affiliations with certain members of the Board. The Company incurred $0.2 million of additional debt issuance costs associated with the notes offering, which was included within the convertible promissory notes balance on the consolidated balance sheet and amortized over the expected life of the related notes, which approximated six months from the date of issuance. In May 2020, the note holders voted to extend the maturity date of the then outstanding Convertible Notes by six months, resulting in an expected maturity date of December 2020.
At the time of the January 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the January 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “January 2020 Preferred Stock Warrants”). The January 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of 9,338,642 January 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $2.0 million.
Concurrent with the issuance of certain of the January 2020 Convertible Notes and January 2020 Preferred Stock Warrants (discussed in Note 12), the Company entered into an equity exchange transaction with certain note holders that were existing stockholders. Under this transaction and consistent with the exchange transaction related to the 2019 Convertible Notes, preferred stockholders exchanged their existing junior preferred stock, and in certain cases common stock, for senior Series D’ preferred stock. The transaction was accounted for as an extinguishment and as the preferred equity exchange, January 2020 Convertible Notes issuance and January 2020 Preferred Stock Warrants issuance all occurred in connection with one another, the Company recorded each unit of account in the transaction at their respective fair values. In relation to the January 2020 transaction, the difference between the fair value of the January 2020 Convertible Notes of $15.4 million, the January 2020 Preferred Stock Warrants of $2.0 million, and senior Series D’ preferred stock of $29.8 million which were issued to the note holders and the cash paid of $14.1 million and carrying value of preferred and common equity of $40.4 million surrendered by the note holders in the amount of $7.3 million, was credited to accumulated deficit.
In Q4 2020, the Company entered into an agreement with one holder that participated in the exchange transaction discussed above which allowed the holder to reverse the previously executed exchange. The cancellation of such exchange did not have a material impact on the Company’s financial statements.

Net Loss Per Share Impact of 2019 Convertible Notes and Warrants Issuance and Equity Exchange and January 2020 Convertible Notes and Warrant Issuance and Equity Exchange
For the purpose of determining the impact of the aforementioned transactions associated with the issuances of the 2019 Convertible Notes and the January 2020 Convertible Notes, on the calculation of net loss per share, the Company reduced net loss attributable to common stockholders for the years ended December 31, 2020 and 2019 by $
9.5
 million and $
5.4
 million, respectively, to reflect a dividend for the amount by which the (1) aggregate fair value of new instruments issued less the amount of cash received is greater than (2) the fair value of preferred and common stock surrendered. Given that the exchanges involved a multiple element transaction and the fair value of the consideration received by the stockholders exceeded the fair value of the preferred and common equity given up, the Company has adjusted the EPS computation to reflect the value given to note holders from the common stockholders of the Company that did not participate. This adjustment was computed on the individual holder unit of account basis
.
Q4 2020 Convertible Notes and Warrants Issuance
From October 2020 through December 2020, the Company issued and sold convertible promissory notes (the “Q4 2020 Convertible Notes”) under the same terms as the 2019 Convertible Notes to various investors with aggregate gross proceeds of $
19.0
 million, of which $
7.9
 million was issued and sold to related parties as a result of affiliations with certain members of the Board or significant ownership of the Company’s outstanding capital stock. In December 2020, the note holders voted to further extend the maturity date of all outstanding Convertible Notes by six months to June 2021. At the time of the Q4 2020 Convertible Notes offering, certain note holders that bought a minimum threshold of the Q4 2020 Convertible Notes were also issued warrants giving them rights to acquire Financing Stock at the Financing Stock Offer Price, or in the event the Financing Stock offering does not occur to acquire Series D’ preferred stock (the “Q4 2020 Preferred Stock Warrants”). The Q4 2020 Preferred Stock Warrants are transferrable (with Company consent) and expire upon the earlier of the occurrence of certain events, as defined by the warrant agreement, or the seventh anniversary of date of issuance (2027). A total of
4,620,018
Q4 2020 Preferred Stock Warrants were issued and initially recognized at fair value, which resulted in warrant liabilities totaling approximately $
1.6
 million.
Additionally, the Company evaluated the conversion option within the Q4 2020 Convertible Notes and determined the effective conversion price was beneficial to the note holders. As such, the Company recorded a beneficial conversion feature (“BCF”) related to the issuance of the Q4 2020 Convertible Notes based on the difference between the effective conversion rate and the fair value of the Series D’ preferred stock into which it is convertible. The BCF resulted in a $
1.6
 million discount to the Q4 2020 Convertible Notes with an increase to additional paid in capital. The Company will accrete the discount in connection with the BCF as interest expense over the term of the Q4 2020 Convertible Notes using the effective interest rate method.
Convertible Notes Embedded Derivative
As outlined in the indenture governing the Convertible Notes, the Convertible Notes are automatically convertible, contingent upon the occurrence of certain events, most notably a qualified financing (a “Qualified Financing”), defined as the issuance and sale of a minimum amount of additional common stock or Financing Stock. The redemption price is defined as a price per share equal to
85
% of the price per share (“Offer Price”) paid by the other purchasers of the Financing Stock sold in the Qualified Financing. The Convertible Notes are redeemable into the number of shares of Financing Stock needed to settle all of the aggregate amount of principal and unpaid interest owed to the Holder, which is based on the ultimate price per share associated with the Financing Stock. Consequently, the Convertible Notes are considered stock settled debt.

This redemption feature embedded in the Convertible Notes is considered to be a derivative that is required to be separately accounted for at fair value and subsequently remeasured to fair value at each reporting date. Accordingly, upon issuance of the 2019 and January 2020 Convertible Notes, the Company recognized the fair value associated with the embedded derivative which resulted in a derivative liability of approximately $2.7 million and $0.4 million, respectively. The Company determined the fair value of the embedded derivative associated with the Q4 2020 Convertible Notes as of issuance was not material. The value of the embedded derivative liability is presented together with the associated convertible promissory notes on the consolidated balance sheet.
Conversion of 2019 Convertible Notes
In August 2019, one of the holders of the 2019 Convertible Notes converted the outstanding note and principal balance of $30.2 million resulting in the issuance of 19,711,869 shares of Series D’ convertible preferred stock. The existing unamortized debt discount, including the discount associated with the common warrants discussed in Note 12, of $2.1 million associated with such notes was reclassified into additional

paid-in

capital at the time of conversion.